Stock-Based Compensation (Details 1)	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Assumptions used for fair value estimation
Risk-free interest rate	2.10%	3.00%	3.50%
Expected volatility	23.70%	22.60%	18.10%
Expected dividend yield	1.90%	1.90%	1.80%
Expected life (years)	6	6	6